Annual Total Returns - FidelitySAIEmergingMarketsIndexFund-PRO - FidelitySAIEmergingMarketsIndexFund-PRO - Fidelity SAI Emerging Markets Index Fund	Dec. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Jan. 05, 2016
Fidelity SAI Emerging Markets Index Fund
Bar Chart Table:
Annual Return 2017	37.60%
Annual Return 2018	(14.48%)
Annual Return 2019	18.20%
Annual Return 2020	17.44%
Annual Return 2021	(3.00%)
Annual Return 2022	(20.20%)